Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Balance	[1]	$ 33,138
Discount on marketable securities, net		(212)	$ (298)
Proceeds from maturity of marketable securities		(3,625)	$ (10,200)
Balance	[1]	$ 29,301

[1]	Including accrued interest in the amount of US$ 256 thousands and US$ 155 thousands as of December 31, 2015 and June 30, 2016 respectively.